UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY


Investment Company Act file number: 811-7852

Exact Name of Registrant as Specified in Charter:    USAA MUTUAL FUNDS TRUST

Address of Principal Executive Offices and Zip Code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and Address of Agent for Service:               ADYM RYGMYR
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's Telephone Number, Including Area Code:  (210) 498-0226

Date of Fiscal Year End:   DECEMBER 31

Date of Reporting Period:  MARCH 31, 2012

ITEM 1.  SCHEDULE OF INVESTMENTS.
USAA MUTUAL FUNDS TRUST - 1ST QUARTER REPORT - PERIOD ENDED MARCH 31, 2012




[LOGO OF USAA]
    USAA(R)

PORTFOLIO OF INVESTMENTS
1ST QUARTER
USAA GLOBAL OPPORTUNITIES FUND
MARCH 31, 2012

                                                                      (Form N-Q)

88396-0512                                   (C)2012, USAA. All rights reserved.

================================================================================

PORTFOLIO OF INVESTMENTS

USAA GLOBAL OPPORTUNITIES FUND

March 31, 2012 (unaudited)

                                                                                                 MARKET
NUMBER                                                                                            VALUE
OF SHARES      SECURITY                                                                           (000)
-------------------------------------------------------------------------------------------------------
               EQUITY SECURITIES (91.6%)

               COMMON STOCKS (49.7%)

               CONSUMER DISCRETIONARY (5.8%)
               -----------------------------
               ADVERTISING (0.2%)
      1,940    Hakuhodo Dy Holdings, Inc.                                                      $    122
     23,500    Interpublic Group of Companies, Inc.                                                 268
     12,400    Omnicom Group, Inc.(a)                                                               628
      1,298    Publicis Groupe S.A.                                                                  71
        349    WPP plc                                                                                5
                                                                                               --------
                                                                                                  1,094
                                                                                               --------
               APPAREL RETAIL (0.3%)
     16,900    Foot Locker, Inc.(a)                                                                 525
        500    Shimamura Co. Ltd.                                                                    56
     16,000    TJX Companies, Inc.                                                                  635
                                                                                               --------
                                                                                                  1,216
                                                                                               --------
               APPAREL, ACCESSORIES & LUXURY GOODS (0.3%)
      3,997    Burberry Group plc(a)                                                                 96
        486    Christian Dior S.A.(a)                                                                75
      2,500    Coach, Inc.(a)                                                                       193
      2,353    Compagnie Financiere Richemont S.A.                                                  148
        575    LVMH Moet Hennessy - Louis Vuitton S.A.(a)                                            99
      2,600    Polo Ralph Lauren Corp.(a)                                                           453
      1,226    Swatch Group Ltd.(a)                                                                  98
                                                                                               --------
                                                                                                  1,162
                                                                                               --------
               AUTO PARTS & EQUIPMENT (0.2%)
      3,700    BorgWarner, Inc.*(a)                                                                 312
        977    Continental AG*                                                                       92
      7,200    TRW Automotive Holdings Corp.*                                                       335
                                                                                               --------
                                                                                                    739
                                                                                               --------
               AUTOMOBILE MANUFACTURERS (0.5%)
      1,093    Bayerische Motoren Werke AG(a)                                                        98
      5,000    Daihatsu Motor Co., Ltd.                                                              92
      1,052    Daimler AG(a)                                                                         64
      6,162    Fiat S.p.A.                                                                           36
     42,100    Ford Motor Co.(a)                                                                    526
      4,000    Fuji Heavy Industries Ltd.                                                            32
     40,600    General Motors Co.*(a)                                                             1,041
        200    Honda Motor Co. Ltd.                                                                   8
     16,000    Isuzu Motors Ltd.                                                                     94
      7,900    Nissan Motor Co. Ltd.                                                                 84
      6,000    Suzuki Motor Corp.                                                                   143
      2,600    Toyota Motor Corp.(a)                                                                112
         87    Volkswagen AG(a)                                                                      14
                                                                                               --------
                                                                                                  2,344
                                                                                               --------

================================================================================

1  | USAA Global Opportunities Fund

================================================================================

                                                                                                 MARKET
NUMBER                                                                                            VALUE
OF SHARES      SECURITY                                                                           (000)
-------------------------------------------------------------------------------------------------------
               AUTOMOTIVE RETAIL (0.2%)
      5,600    Advance Auto Parts, Inc.(a)                                                     $    496
      5,900    AutoNation, Inc.*(a)                                                                 202
      3,700    O'Reilly Automotive, Inc.*                                                           338
                                                                                               --------
                                                                                                  1,036
                                                                                               --------
               BROADCASTING (0.2%)
     14,400    CBS Corp. "B"(a)                                                                     488
     51,499    ITV plc(a)                                                                            73
      3,600    Liberty Media Corp.*                                                                 317
                                                                                               --------
                                                                                                    878
                                                                                               --------
               CABLE & SATELLITE (0.4%)
      4,718    British Sky Broadcasting Group plc(a)                                                 51
     31,600    Comcast Corp. "A"(a)                                                                 949
      8,100    Time Warner Cable, Inc.                                                              660
                                                                                               --------
                                                                                                  1,660
                                                                                               --------
               CASINOS & GAMING (0.1%)
     27,000    Galaxy Entertainment Group Ltd.*                                                      74
      3,400    Las Vegas Sands Corp.(a)                                                             196
     52,000    Sands China Ltd.                                                                     203
      6,000    SJM Holdings Ltd.                                                                     12
     12,058    TABCORP Holdings Ltd.                                                                 34
                                                                                               --------
                                                                                                    519
                                                                                               --------
               CATALOG RETAIL (0.1%)
     13,200    Liberty Media Corp. - Interactive "A"*                                               252
                                                                                               --------
               COMPUTER & ELECTRONICS RETAIL (0.2%)
     29,100    Best Buy Co., Inc.(a)                                                                689
     19,600    GameStop Corp. "A"(a)                                                                428
        540    Yamada Denki Co. Ltd.(a)                                                              34
                                                                                               --------
                                                                                                  1,151
                                                                                               --------
               CONSUMER ELECTRONICS (0.2%)
     18,100    Garmin Ltd.(a)                                                                       850
        500    Sony Corp.                                                                            10
                                                                                               --------
                                                                                                    860
                                                                                               --------
               DEPARTMENT STORES (0.3%)
      7,000    Dillard's, Inc. "A"(a)                                                               441
     20,000    Lifestyle International Holdings, Ltd.                                                51
     22,200    Macy's, Inc.(a)                                                                      882
        352    PPR(a)                                                                                61
                                                                                               --------
                                                                                                  1,435
                                                                                               --------
               DISTRIBUTORS (0.0%)
      4,000    Jardine Cycle & Carriage Ltd.                                                        154
                                                                                               --------
               EDUCATION SERVICES (0.0%)
      1,100    Benesse Corp.                                                                         55
                                                                                               --------
               GENERAL MERCHANDISE STORES (0.1%)
      3,800    Dollar Tree, Inc.*(a)                                                                359
                                                                                               --------
               HOME IMPROVEMENT RETAIL (0.3%)
     16,300    Home Depot, Inc.(a)                                                                  820
     18,600    Lowe's Companies, Inc.                                                               584
                                                                                               --------
                                                                                                  1,404
                                                                                               --------
               HOMEBUILDING (0.0%)
      9,000    Sekisui Chemical Co. Ltd.                                                             78
      4,000    Sekisui House Ltd.                                                                    39
                                                                                               --------
                                                                                                    117
                                                                                               --------

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                                                   Portfolio of Investments |  2

================================================================================

                                                                                                 MARKET
NUMBER                                                                                            VALUE
OF SHARES      SECURITY                                                                           (000)
-------------------------------------------------------------------------------------------------------
               HOMEFURNISHING RETAIL (0.3%)
     37,800    Aaron's, Inc.(a)                                                                $    979
      3,500    Bed Bath & Beyond, Inc.*(a)                                                          230
                                                                                               --------
                                                                                                  1,209
                                                                                               --------
               HOUSEHOLD APPLIANCES (0.1%)
      6,400    Whirlpool Corp.                                                                      492
                                                                                               --------
               HOUSEWARES & SPECIALTIES (0.1%)
      7,300    Jarden Corp.                                                                         294
                                                                                               --------
               INTERNET RETAIL (0.2%)
      1,600    Amazon.com, Inc.*(a)                                                                 324
        800    Priceline.com, Inc.*(a)                                                              574
                                                                                               --------
                                                                                                    898
                                                                                               --------
               LEISURE PRODUCTS (0.1%)
      9,600    Mattel, Inc.                                                                         323
     12,500    Namco Bandai Holdings, Inc.                                                          180
                                                                                               --------
                                                                                                    503
                                                                                               --------
               MOVIES & ENTERTAINMENT (0.6%)
     32,500    News Corp. "A"(a)                                                                    640
     17,266    Time Warner, Inc.(a)                                                                 652
      7,800    Viacom, Inc. "B"                                                                     370
     22,700    Walt Disney Co.(a)                                                                   994
                                                                                               --------
                                                                                                  2,656
                                                                                               --------
               PHOTOGRAPHIC PRODUCTS (0.0%)
      2,500    Nikon Corp.                                                                           76
                                                                                               --------
               PUBLISHING (0.1%)
      8,000    McGraw-Hill Companies, Inc.                                                          388
                                                                                               --------
               RESTAURANTS (0.6%)
      8,200    McDonald's Corp.(a)                                                                  804
        400    McDonald's Holdings Co.                                                               11
      1,600    Panera Bread Co. "A"*                                                                257
     15,400    Starbucks Corp.(a)                                                                   861
     10,200    Yum! Brands, Inc.                                                                    726
                                                                                               --------
                                                                                                  2,659
                                                                                               --------
               SPECIALTY STORES (0.1%)
      7,400    PetSmart, Inc.                                                                       423
                                                                                               --------
               TIRES & RUBBER (0.0%)
      6,933    Pirelli & Co. S.p.A.                                                                  82
                                                                                               --------
               Total Consumer Discretionary                                                      26,115
                                                                                               --------
               CONSUMER STAPLES (5.1%)
               -----------------------
               AGRICULTURAL PRODUCTS (0.2%)
      9,400    Bunge Ltd.(a)                                                                        643
      5,800    Corn Products International, Inc.(a)                                                 334
    123,000    Golden Agri-Resources Ltd.                                                            77
                                                                                               --------
                                                                                                  1,054
                                                                                               --------
               BREWERS (0.2%)
      1,900    Asahi Breweries Ltd.                                                                  42
        192    Heineken Holding N.V.                                                                  9
        953    Heineken N.V.                                                                         53
      3,671    InBev N.V.(a)                                                                        268
     12,700    Molson Coors Brewing Co. "B"                                                         575
                                                                                               --------
                                                                                                    947
                                                                                               --------

================================================================================

3  | USAA Global Opportunities Fund

================================================================================

                                                                                                 MARKET
NUMBER                                                                                            VALUE
OF SHARES      SECURITY                                                                           (000)
-------------------------------------------------------------------------------------------------------
               DISTILLERS & VINTNERS (0.1%)
     13,923    Diageo plc(a)                                                                   $    335
                                                                                               --------
               DRUG RETAIL (0.2%)
     24,700    CVS Caremark Corp.(a)                                                              1,107
                                                                                               --------
               FOOD RETAIL (0.7%)
      4,490    J Sainsbury plc                                                                       22
      1,502    Kesko Oyj "B"                                                                         49
     14,399    Koninklijke Ahold N.V.(a)                                                            200
     41,200    Kroger Co.                                                                           998
     40,500    Safeway, Inc.                                                                        819
      4,700    Seven & I Holdings Co. Ltd.                                                          140
     16,697    Tesco plc(a)                                                                          88
      6,900    Whole Foods Market, Inc.(a)                                                          574
      3,468    Woolworths Ltd.                                                                       93
                                                                                               --------
                                                                                                  2,983
                                                                                               --------
               HOUSEHOLD PRODUCTS (0.6%)
      8,600    Church & Dwight Co., Inc.(a)                                                         423
     30,700    Procter & Gamble Co.(a)                                                            2,063
      2,243    Reckitt Benckiser Group plc(a)                                                       127
                                                                                               --------
                                                                                                  2,613
                                                                                               --------
               HYPERMARKETS & SUPER CENTERS (0.4%)
     10,500    Aeon Co. Ltd.(a)                                                                     138
     10,800    Costco Wholesale Corp.(a)                                                            980
     13,900    Wal-Mart Stores, Inc.(a)                                                             851
        511    Wesfarmers Ltd.(a)                                                                    16
                                                                                               --------
                                                                                                  1,985
                                                                                               --------
               PACKAGED FOODS & MEAT (0.9%)
      2,196    Aryzta AG                                                                            109
      7,000    Campbell Soup Co.(a)                                                                 237
     10,800    ConAgra Foods, Inc.(a)                                                               284
     16,000    Dean Foods Co.*(a)                                                                   194
      6,300    Hershey Co.                                                                          386
     14,400    Hormel Foods Corp.(a)                                                                425
     20,600    Kraft Foods, Inc. "A"(a)                                                             783
          2    Lindt & Spruengli AG                                                                  74
      8,431    Nestle S.A.(a)                                                                       530
     22,300    Smithfield Foods, Inc.*                                                              491
        754    Suedzucker AG                                                                         24
      5,141    Tate & Lyle plc                                                                       58
      5,287    Unilever N.V.(a)                                                                     180
        813    Unilever plc(a)                                                                       27
                                                                                               --------
                                                                                                  3,802
                                                                                               --------
               PERSONAL PRODUCTS (0.1%)
      5,400    Herbalife Ltd.                                                                       372
                                                                                               --------
               SOFT DRINKS (0.5%)
     18,700    Coca-Cola Co.(a)                                                                   1,384
     12,200    Dr. Pepper Snapple Group, Inc.(a)                                                    490
      6,600    PepsiCo, Inc.                                                                        438
                                                                                               --------
                                                                                                  2,312
                                                                                               --------
               TOBACCO (1.2%)
     38,400    Altria Group, Inc.(a)                                                              1,186
      5,801    British American Tobacco plc(a)                                                      292
      5,263    Imperial Tobacco Group plc(a)                                                        213
          6    Japan Tobacco, Inc.                                                                   34
      5,400    Lorillard, Inc.                                                                      699
     30,700    Philip Morris International, Inc.(a)                                               2,720

================================================================================

                                                   Portfolio of Investments |  4

================================================================================

                                                                                                 MARKET
NUMBER                                                                                            VALUE
OF SHARES      SECURITY                                                                           (000)
-------------------------------------------------------------------------------------------------------
      2,247    Swedish Match AB                                                                $     90
                                                                                               --------
                                                                                                  5,234
                                                                                               --------
               Total Consumer Staples                                                            22,744
                                                                                               --------
               ENERGY (5.4%)
               -------------
               INTEGRATED OIL & GAS (3.3%)
        506    BG Group plc(a)                                                                       12
     81,095    BP plc(a)                                                                            600
     31,900    Chevron Corp.(a)                                                                   3,421
     25,600    ConocoPhillips(a)                                                                  1,946
      8,667    ENI S.p.A.(a)                                                                        203
     63,400    Exxon Mobil Corp.(a)                                                               5,499
      7,900    Hess Corp.                                                                           466
      9,900    Murphy Oil Corp.(a)                                                                  557
      8,200    Occidental Petroleum Corp.(a)                                                        781
      4,286    Repsol YPF S.A.                                                                      108
     12,344    Royal Dutch Shell plc "A"(a)                                                         431
     10,951    Royal Dutch Shell plc "B"(a)                                                         385
      4,726    Statoil ASA(a)                                                                       128
      8,257    Total S.A.(a)                                                                        421
                                                                                               --------
                                                                                                 14,958
                                                                                               --------
               OIL & GAS DRILLING (0.1%)
      6,500    Helmerich & Payne, Inc.(a)                                                           351
     14,700    Nabors Industries Ltd.*                                                              257
      1,242    Seadrill Ltd.                                                                         46
        971    Transocean Ltd.                                                                       53
                                                                                               --------
                                                                                                    707
                                                                                               --------
               OIL & GAS EQUIPMENT & SERVICES (0.5%)
     11,100    Halliburton Co.(a)                                                                   368
      8,600    National-Oilwell Varco, Inc.(a)                                                      684
      3,900    Oil States International, Inc.*                                                      304
     10,400    Schlumberger Ltd.                                                                    727
         55    Technip S.A.                                                                           7
                                                                                               --------
                                                                                                  2,090
                                                                                               --------
               OIL & GAS EXPLORATION & PRODUCTION (0.9%)
      7,300    Anadarko Petroleum Corp.(a)                                                          572
     10,900    Apache Corp.(a)                                                                    1,095
     15,900    Denbury Resources, Inc.*(a)                                                          290
      7,500    Devon Energy Corp.(a)                                                                533
      6,400    EOG Resources, Inc.(a)                                                               711
     23,000    Marathon Oil Corp.(a)                                                                729
                                                                                               --------
                                                                                                  3,930
                                                                                               --------
               OIL & GAS REFINING & MARKETING (0.6%)
        666    Caltex Australia(a)                                                                   10
     18,800    HollyFrontier Corp.                                                                  604
        200    Idemitsu Kosan Co. Ltd.                                                               20
      9,400    JX Holdings, Inc.                                                                     58
     17,500    Marathon Petroleum Corp.                                                             759
     24,700    Tesoro Corp.*                                                                        663
     23,100    Valero Energy Corp.(a)                                                               595
                                                                                               --------
                                                                                                  2,709
                                                                                               --------
               Total Energy                                                                      24,394
                                                                                               --------
               FINANCIALS (8.1%)
               -----------------
               ASSET MANAGEMENT & CUSTODY BANKS (0.9%)
     26,200    Ares Capital Corp.(a)                                                                428
     14,500    Bank of New York Mellon Corp.                                                        350
      3,400    BlackRock, Inc. "A"(a)                                                               697

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5  | USAA Global Opportunities Fund

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
                                                                                                 MARKET
NUMBER                                                                                            VALUE
OF SHARES      SECURITY                                                                           (000)
-------------------------------------------------------------------------------------------------------
      3,200    Franklin Resources, Inc.                                                        $    397
     22,500    Invesco Ltd. ADR                                                                     600
     24,500    Janus Capital Group, Inc.                                                            218
        878    Julius Baer Group Ltd.*                                                               35
        504    Julius Baer Holding AG "B"*                                                            7
        194    Schroders plc                                                                          5
      7,900    State Street Corp.(a)                                                                360
     11,700    T. Rowe Price Group, Inc.(a)                                                         764
                                                                                               --------
                                                                                                  3,861
                                                                                               --------
               CONSUMER FINANCE (0.5%)
     16,000    American Express Co.                                                                 926
     10,300    Capital One Financial Corp.(a)                                                       574
     19,800    Discover Financial Services(a)                                                       660
     12,300    SLM Corp.                                                                            194
                                                                                               --------
                                                                                                  2,354
                                                                                               --------
               DIVERSIFIED BANKS (0.9%)
      5,000    Aozora Bank Ltd.                                                                      15
      9,849    Australia and New Zealand Banking Group Ltd.(a)                                      237
      8,713    Banca Intesa S.p.A.(a)                                                                16
      7,084    Banco Bilbao Vizcaya Argentaria S.A.(a)                                               56
     22,646    Banco Santander S.A.(a)                                                              174
     23,558    Bank Leumi Le-Israel                                                                  74
     45,738    Barclays plc(a)                                                                      172
      4,048    BNP Paribas S.A.(a)                                                                  192
      3,920    Commonwealth Bank of Australia(a)                                                    204
      1,000    DBS Group Holdings Ltd.                                                               11
        999    DnB NOR ASA(a)                                                                        13
     26,776    HSBC Holdings plc(a)                                                                 238
     59,210    Intesa Sanpaolo                                                                       91
     76,500    Mitsubishi UFJ Financial Group, Inc.(a)                                              381
     84,800    Mizuho Financial Group, Inc.(a)                                                      138
      9,517    National Australia Bank Ltd.(a)                                                      243
        629    Raiffeisen International Bank-Holding AG                                              22
     19,323    Skandinaviska Enskilda Banken "A"                                                    137
        434    Standard Chartered plc                                                                11
     10,000    Sumitomo Mitsui Financial Group, Inc.(a)                                             329
      7,000    Sumitomo Mitsui Trust Holdings, Inc.                                                  22
      1,410    Svenska Handelsbanken AB "A"                                                          45
      6,270    Swedbank AB "A"(a)                                                                    98
     36,800    Wells Fargo & Co.(a)                                                               1,256
      4,118    Westpac Banking Corp.(a)                                                              93
                                                                                               --------
                                                                                                  4,268
                                                                                               --------
               DIVERSIFIED CAPITAL MARKETS (0.1%)
      1,402    Credit Suisse Group(a)                                                                40
      2,845    Deutsche Bank AG(a)                                                                  142
      8,430    UBS AG*                                                                              118
                                                                                               --------
                                                                                                    300
                                                                                               --------
               DIVERSIFIED REAL ESTATE ACTIVITIES (0.1%)
      1,600    DAITO Trust Construction Co. Ltd.                                                    144
      3,000    Sun Hung Kai Properties Ltd.                                                          37
     17,000    Tokyu Land Corp.                                                                      83
     15,000    UOL Group Ltd.(a)                                                                     57
                                                                                               --------
                                                                                                    321
                                                                                               --------
               INSURANCE BROKERS (0.2%)
     15,800    Arthur J. Gallagher & Co.(a)                                                         565
      7,600    Brown & Brown, Inc.(a)                                                               181
      7,200    Marsh & McLennan Companies, Inc.                                                     236
                                                                                               --------
                                                                                                    982
                                                                                               --------

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                                                   Portfolio of Investments |  6

================================================================================

                                                                                                 MARKET
NUMBER                                                                                            VALUE
OF SHARES      SECURITY                                                                           (000)
-------------------------------------------------------------------------------------------------------
               INVESTMENT BANKING & BROKERAGE (0.1%)
      2,600    Goldman Sachs Group, Inc.                                                       $    323
                                                                                               --------
               LIFE & HEALTH INSURANCE (0.5%)
        924    Delta Lloyd N.V.                                                                      16
     92,551    Legal & General Group plc(a)                                                         193
    100,581    Old Mutual plc(a)                                                                    255
     13,200    Protective Life Corp.                                                                391
     11,400    Prudential Financial, Inc.                                                           723
     30,327    Resolution Ltd.                                                                      127
      7,000    Torchmark Corp.(a)                                                                   349
                                                                                               --------
                                                                                                  2,054
                                                                                               --------
               MULTI-LINE INSURANCE (0.3%)
     15,100    American International Group, Inc.*(a)                                               466
      3,200    American National Insurance Co.(a)                                                   232
     22,403    Aviva plc(a)                                                                         119
     13,469    AXA S.A.(a)                                                                          223
        379    Zurich Financial Services AG*(a)                                                     102
                                                                                               --------
                                                                                                  1,142
                                                                                               --------
               MULTI-SECTOR HOLDINGS (0.0%)
      1,665    Kinnevik Investment AB "B"                                                            39
                                                                                               --------
               OTHER DIVERSIFIED FINANCIAL SERVICES (1.1%)
    102,400    Bank of America Corp.(a)                                                             980
     35,010    Citigroup, Inc.(a)                                                                 1,280
      9,746    ING Groep N.V.*(a)                                                                    81
     50,600    JPMorgan Chase & Co.(a)                                                            2,326
      1,530    ORIX Corp.                                                                           146
                                                                                               --------
                                                                                                  4,813
                                                                                               --------
               PROPERTY & CASUALTY INSURANCE (1.1%)
      5,700    ACE Ltd.                                                                             417
      2,609    Admiral Group                                                                         49
        900    Alleghany Corp.*                                                                     296
      5,100    Allied World Assurance Co.                                                           350
     13,300    Allstate Corp.(a)                                                                    438
     16,600    Assured Guaranty Ltd.                                                                274
     20,500    Berkshire Hathaway, Inc. "B"*(a)                                                   1,664
      8,600    Cincinnati Financial Corp.(a)                                                        297
      3,400    Erie Indemnity Co. "A"(a)                                                            265
     16,200    Fidelity National Financial, Inc. "A"(a)                                             292
     15,546    Insurance Australia Group Ltd.                                                        55
     30,300    Old Republic International Corp.                                                     320
      9,153    Royal & Sun Alliance Insurance Group(a)                                               15
                                                                                               --------
                                                                                                  4,732
                                                                                               --------
               REAL ESTATE DEVELOPMENT (0.0%)
      9,000    Cheung Kong Holdings Ltd.                                                            116
      2,000    Keppel Land Ltd.                                                                       6
     42,000    Sino Land Co.                                                                         67
                                                                                               --------
                                                                                                    189
                                                                                               --------
               REAL ESTATE OPERATING COMPANIES (0.0%)
     23,001    Immofinanz AG(a)                                                                      84
                                                                                               --------
               REGIONAL BANKS (1.2%)
     24,900    Associated Banc Corp.                                                                347
      8,559    Bendigo Bank Ltd.(a)                                                                  69
      9,200    City National Corp.(a)                                                               483
     37,500    KeyCorp(a)                                                                           319
    162,800    Regions Financial Corp.(a)                                                         1,073
     42,800    Resona Holdings, Inc.(a)                                                             197
     38,800    SunTrust Banks, Inc.                                                                 938

================================================================================

7  | USAA Global Opportunities Fund

================================================================================

                                                                                                 MARKET
NUMBER                                                                                            VALUE
OF SHARES      SECURITY                                                                           (000)
-------------------------------------------------------------------------------------------------------
     89,500    Zions Bancorp.(a)                                                               $  1,920
                                                                                               --------
                                                                                                  5,346
                                                                                               --------
               REINSURANCE (0.0%)
      1,414    Hannover Rueckversicherungs(a)                                                        84
      1,889    Swiss Re Ltd.*                                                                       121
                                                                                               --------
                                                                                                    205
                                                                                               --------
               REITs - DIVERSIFIED (0.0%)
     37,000    BGP Holdings plc, acquired 8/06/2009; cost: $0*(b),(c)                                --
        485    Fonciere des Regions                                                                  39
      1,189    GPT Group                                                                              4
        352    ICADE                                                                                 31
     39,443    Stockland Corp. Ltd.                                                                 120
                                                                                               --------
                                                                                                    194
                                                                                               --------
               REITs - INDUSTRIAL (0.0%)
     44,000    Ascendas REIT                                                                         71
     38,569    Macquarie Goodman Group                                                               27
                                                                                               --------
                                                                                                     98
                                                                                               --------
               REITs - MORTGAGE (0.1%)
     13,800    American Capital Agency Corp.                                                        408
                                                                                               --------
               REITs - OFFICE (0.1%)
     17,800    CommonWealth REIT(a)                                                                 331
     10,600    Mack-Cali Realty Corp.                                                               306
                                                                                               --------
                                                                                                    637
                                                                                               --------
               REITs - RETAIL (0.4%)
     31,417    CFS Retail Property Trust                                                             58
     41,500    Link REIT                                                                            155
      3,700    Simon Property Group, Inc.(a)                                                        539
     11,200    Taubman Centers, Inc.                                                                817
        247    Unibail-Rodamco                                                                       49
     14,724    Westfield Retail Trust                                                                39
                                                                                               --------
                                                                                                  1,657
                                                                                               --------
               REITs - SPECIALIZED (0.4%)
     17,200    Hospitality Properties Trust                                                         455
     15,000    Ventas, Inc.(a)                                                                      857
     24,900    Weyerhaeuser Co.                                                                     546
                                                                                               --------
                                                                                                  1,858
                                                                                               --------
               SPECIALIZED FINANCE (0.1%)
        600    Deutsche Boerse AG                                                                    40
     21,200    Interactive Brokers Group, Inc. "A"                                                  360
      1,372    London Stock Exchange Group plc                                                       23
                                                                                               --------
                                                                                                    423
                                                                                               --------
               Total Financials                                                                  36,288
                                                                                               --------
               HEALTH CARE (6.3%)
               ------------------
               BIOTECHNOLOGY (0.6%)
      4,500    Alexion Pharmaceuticals, Inc.*(a)                                                    418
     16,000    Amgen, Inc.(a)                                                                     1,088
      9,100    Celgene Corp.*(a)                                                                    705
      1,947    CSL Ltd.                                                                              72
      9,300    Myriad Genetics, Inc.*                                                               220
      5,000    United Therapeutics Corp.*                                                           236
                                                                                               --------
                                                                                                  2,739
                                                                                               --------
               HEALTH CARE DISTRIBUTORS (0.4%)
     11,600    AmerisourceBergen Corp.(a)                                                           460
     11,300    Cardinal Health, Inc.(a)                                                             487

================================================================================

                                                   Portfolio of Investments |  8

================================================================================

                                                                                                 MARKET
NUMBER                                                                                            VALUE
OF SHARES      SECURITY                                                                           (000)
-------------------------------------------------------------------------------------------------------
     10,400    McKesson Corp.(a)                                                               $    913
                                                                                               --------
                                                                                                  1,860
                                                                                               --------
               HEALTH CARE EQUIPMENT (0.3%)
      8,900    Hill-Rom Holdings, Inc.                                                              297
        900    Intuitive Surgical, Inc.*                                                            488
      7,500    Medtronic, Inc.                                                                      294
      7,100    ResMed, Inc.*                                                                        219
                                                                                               --------
                                                                                                  1,298
                                                                                               --------
               HEALTH CARE FACILITIES (0.0%)
      1,038    Ramsay Health Care                                                                    21
                                                                                               --------
               HEALTH CARE SUPPLIES (0.1%)
        804    Coloplast A/S "B"                                                                    139
      2,800    Cooper Companies, Inc.(a)                                                            229
                                                                                               --------
                                                                                                    368
                                                                                               --------
               HEALTH CARE TECHNOLOGY (0.1%)
      5,300    Cerner Corp.*(a)                                                                     404
                                                                                               --------
               LIFE SCIENCES TOOLS & SERVICES (0.1%)
      5,000    Illumina, Inc.*                                                                      263
     13,900    PerkinElmer, Inc.                                                                    385
                                                                                               --------
                                                                                                    648
                                                                                               --------
               MANAGED HEALTH CARE (1.3%)
     27,300    Aetna, Inc.(a)                                                                     1,369
      8,800    Coventry Health Care, Inc.(a)                                                        313
     14,600    Humana, Inc.(a)                                                                    1,350
     23,600    UnitedHealth Group, Inc.(a)                                                        1,391
     17,500    WellPoint, Inc.                                                                    1,292
                                                                                               --------
                                                                                                  5,715
                                                                                               --------
               PHARMACEUTICALS (3.4%)
     25,200    Abbott Laboratories(a)                                                             1,545
      8,231    AstraZeneca plc(a)                                                                   366
      1,604    Bayer AG(a)                                                                          113
     35,800    Bristol-Myers Squibb Co.(a)                                                        1,208
     26,100    Eli Lilly and Co.(a)                                                               1,051
     16,400    Forest Laboratories, Inc.*(a)                                                        569
     16,885    GlaxoSmithKline plc(a)                                                               377
     37,500    Johnson & Johnson(a)                                                               2,473
     45,700    Merck & Co., Inc.(a)                                                               1,755
     17,000    Mylan, Inc.*                                                                         399
      7,898    Novartis AG(a)                                                                       437
      1,981    Novo Nordisk A/S(a)                                                                  274
      1,249    Orion Oyj "B"                                                                         25
      2,700    Perrigo Co.                                                                          279
    127,200    Pfizer, Inc.(a)                                                                    2,882
      1,884    Roche Holding AG(a)                                                                  328
      4,270    Sanofi-Aventis S.A.(a)                                                               332
      4,347    Teva Pharmaceutical Industries Ltd.(a)                                               192
      6,900    Watson Pharmaceuticals, Inc.*                                                        463
                                                                                               --------
                                                                                                 15,068
                                                                                               --------
               Total Health Care                                                                 28,121
                                                                                               --------
               INDUSTRIALS (4.6%)
               ------------------
               AEROSPACE & DEFENSE (1.0%)
      5,700    BE Aerospace, Inc.*(a)                                                               265
        149    Elbit Systems Ltd.                                                                     6
      4,964    European Aeronautic Defense and Space Co. N.V.(a)                                    203
     25,700    Exelis, Inc.(a)                                                                      322
     12,800    Honeywell International, Inc.(a)                                                     781

================================================================================

9  | USAA Global Opportunities Fund

================================================================================

                                                                                                 MARKET
NUMBER                                                                                            VALUE
OF SHARES      SECURITY                                                                           (000)
-------------------------------------------------------------------------------------------------------
      4,300    L-3 Communications Holdings, Inc.                                               $    304
      3,700    Lockheed Martin Corp.                                                                333
     13,000    Northrop Grumman Corp.(a)                                                            794
      5,300    Raytheon Co.                                                                         280
      9,663    Rolls Royce Holdings PLC*                                                            126
        445    Safran S.A.(a)                                                                        16
     10,900    Textron, Inc.                                                                        303
      2,600    TransDigm Group, Inc.*                                                               301
      7,300    United Technologies Corp.                                                            605
                                                                                               --------
                                                                                                  4,639
                                                                                               --------
               AIR FREIGHT & LOGISTICS (0.3%)
      6,775    Deutsche Post AG                                                                     130
      7,000    FedEx Corp.(a)                                                                       644
      8,000    United Parcel Service, Inc. "B"(a)                                                   646
                                                                                               --------
                                                                                                  1,420
                                                                                               --------
               AIRLINES (0.1%)
     39,000    All Nippon Airways Co. Ltd.                                                          118
     25,900    Delta Air Lines, Inc.*(a)                                                            257
                                                                                               --------
                                                                                                    375
                                                                                               --------
               BUILDING PRODUCTS (0.1%)
      6,103    Assa Abloy AB "B"                                                                    191
        185    Geberit AG*                                                                           39
                                                                                               --------
                                                                                                    230
                                                                                               --------
               CONSTRUCTION & ENGINEERING (0.3%)
      1,569    ACS Actividades de Construccion y Servicios S.A.                                      40
        328    Bouygues S.A.(a)                                                                      10
      6,600    Chicago Bridge & Iron Co.(a)                                                         285
      1,575    Eiffage SA                                                                            61
      1,317    Ferrovial SA                                                                          15
      8,500    KBR, Inc.                                                                            302
      3,569    Koninklijke Boskalis Westminster N.V.                                                134
      3,248    Leighton Holdings Ltd.                                                                72
      4,830    Skanska AB "B"                                                                        84
      4,000    Taisei Corp.                                                                          10
     10,600    URS Corp.                                                                            451
                                                                                               --------
                                                                                                  1,464
                                                                                               --------
               CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS (0.9%)
      8,500    AGCO Corp.*(a)                                                                       401
     11,200    Caterpillar, Inc.(a)                                                               1,193
      5,400    Cummins, Inc.(a)                                                                     648
      4,700    Deere & Co.(a)                                                                       380
     12,000    Hino Motors                                                                           87
     18,500    Oshkosh Corp.*(a)                                                                    429
     13,200    Terex Corp.*                                                                         297
      7,240    Volvo AB "B"                                                                         106
      3,200    Wabtec Corp.                                                                         241
                                                                                               --------
                                                                                                  3,782
                                                                                               --------
               DIVERSIFIED SUPPORT SERVICES (0.0%)
      6,229    Babcock International Group plc                                                       79
                                                                                               --------
               ELECTRICAL COMPONENTS & EQUIPMENT (0.0%)
      1,731    Schneider Electric S.A.(a)                                                           113
                                                                                               --------
               HEAVY ELECTRICAL EQUIPMENT (0.0%)
      8,000    Mitsubishi Electric Corp.(a)                                                          71
                                                                                               --------
               HUMAN RESOURCE & EMPLOYMENT SERVICES (0.1%)
      6,700    Towers Watson & Co. "A"(a)                                                           443
                                                                                               --------

================================================================================

                                                  Portfolio of Investments |  10

================================================================================

                                                                                                 MARKET
NUMBER                                                                                            VALUE
OF SHARES      SECURITY                                                                           (000)
-------------------------------------------------------------------------------------------------------
               INDUSTRIAL CONGLOMERATES (1.0%)
      8,200    3M Co.                                                                          $    731
      3,200    Carlisle Companies, Inc.                                                             160
      7,600    Danaher Corp.(a)                                                                     425
    111,600    General Electric Co.(a)                                                            2,240
     13,000    Keppel Corp. Ltd.                                                                    114
      1,311    Siemens AG(a)                                                                        132
     13,400    Tyco International Ltd.(a)                                                           753
                                                                                               --------
                                                                                                  4,555
                                                                                               --------
               INDUSTRIAL MACHINERY (0.4%)
      1,551    Atlas Copco AB "A"                                                                    37
      8,600    Eaton Corp.(a)                                                                       429
      1,700    FANUC Ltd.(a)                                                                        301
      6,800    Kennametal, Inc.                                                                     303
      3,891    Metso Corp.                                                                          166
      6,400    Timken Co.(a)                                                                        325
        768    Weir Group plc                                                                        22
                                                                                               --------
                                                                                                  1,583
                                                                                               --------
               MARINE (0.0%)
          7    A.P. Moller-Maersk A/S "B"(a)                                                         52
          6    A.P. Moller-Maersk Group(a)                                                           46
                                                                                               --------
                                                                                                     98
                                                                                               --------
               RAILROADS (0.2%)
         15    Central Japan Railway Co.                                                            124
      2,900    East Japan Railway Co.                                                               183
      1,500    MTR Corp. Ltd.                                                                         5
      3,900    Union Pacific Corp.(a)                                                               419
                                                                                               --------
                                                                                                    731
                                                                                               --------
               RESEARCH & CONSULTING SERVICES (0.1%)
        407    Campbell Brothers, Ltd.                                                               28
      7,300    Equifax, Inc.(a)                                                                     323
                                                                                               --------
                                                                                                    351
                                                                                               --------
               SECURITY & ALARM SERVICES (0.0%)
        413    Securitas AB "B"                                                                       4
                                                                                               --------
               TRADING COMPANIES & DISTRIBUTORS (0.1%)
      2,400    ITOCHU Corp.                                                                          26
     11,000    Marubeni Corp.(a)                                                                     79
      1,500    Mitsubishi Corp.(a)                                                                   35
      2,700    Mitsui & Co. Ltd.(a)                                                                  44
     12,700    Sumitomo Corp.(a)                                                                    184
     11,400    Toyota Tsusho Corp.                                                                  232
                                                                                               --------
                                                                                                    600
                                                                                               --------
               TRUCKING (0.0%)
     53,000    ComfortDelGro Corp. Ltd.                                                              66
        615    DSV Air & Sea                                                                         14
                                                                                               --------
                                                                                                     80
                                                                                               --------
               Total Industrials                                                                 20,618
                                                                                               --------
               INFORMATION TECHNOLOGY (9.5%)
               -----------------------------
               APPLICATION SOFTWARE (0.2%)
      1,228    Dassault Systemes S.A. ADR                                                           113
      4,400    Intuit, Inc.                                                                         265
      4,515    SAP AG(a)                                                                            315
                                                                                               --------
                                                                                                    693
                                                                                               --------
               COMMUNICATIONS EQUIPMENT (1.0%)
     39,400    Brocade Communications Systems, Inc.*                                                227

================================================================================

11  | USAA Global Opportunities Fund

================================================================================

                                                                                                 MARKET
NUMBER                                                                                            VALUE
OF SHARES      SECURITY                                                                           (000)
-------------------------------------------------------------------------------------------------------
     87,800    Cisco Systems, Inc.(a)                                                          $  1,857
      8,700    Motorola Solutions, Inc.                                                             442
     17,000    Polycom, Inc.*                                                                       324
     22,800    QUALCOMM, Inc.(a)                                                                  1,551
                                                                                               --------
                                                                                                  4,401
                                                                                               --------
               COMPUTER HARDWARE (2.1%)
     12,500    Apple, Inc.*(a)                                                                    7,493
     67,200    Dell, Inc.*(a)                                                                     1,116
      6,500    Diebold, Inc.(a)                                                                     250
     21,100    Hewlett-Packard Co.(a)                                                               503
      4,000    Toshiba Corp.                                                                         18
                                                                                               --------
                                                                                                  9,380
                                                                                               --------
               COMPUTER STORAGE & PERIPHERALS (0.5%)
     18,700    EMC Corp.*(a)                                                                        559
     17,600    Lexmark International, Inc. "A"(a)                                                   585
     21,900    Western Digital Corp.*(a)                                                            906
                                                                                               --------
                                                                                                  2,050
                                                                                               --------
               DATA PROCESSING & OUTSOURCED SERVICES (0.9%)
     11,400    Computer Sciences Corp.(a)                                                           341
     11,500    Fidelity National Information Services, Inc.(a)                                      381
      8,300    Fiserv, Inc.*(a)                                                                     576
      7,500    Global Payments, Inc.(a),(c)                                                         356
      2,100    MasterCard, Inc. "A"(a)                                                              883
     20,400    Total System Services, Inc.(a)                                                       471
      9,500    Visa, Inc. "A"(a)                                                                  1,121
                                                                                               --------
                                                                                                  4,129
                                                                                               --------
               ELECTRONIC COMPONENTS (0.1%)
     38,200    Vishay Intertechnology, Inc.*                                                        464
                                                                                               --------
               ELECTRONIC EQUIPMENT & INSTRUMENTS (0.0%)
        726    Hexagon AB "B"                                                                        14
     15,000    Hitachi Ltd.(a)                                                                       96
                                                                                               --------
                                                                                                    110
                                                                                               --------
               ELECTRONIC MANUFACTURING SERVICES (0.0%)
     70,000    Foxconn International Holdings Ltd.*                                                  50
                                                                                               --------
               HOME ENTERTAINMENT SOFTWARE (0.1%)
     40,300    Activision Blizzard, Inc.(a)                                                         517
      1,800    Konami Corp.                                                                          51
                                                                                               --------
                                                                                                    568
                                                                                               --------
               INTERNET SOFTWARE & SERVICES (0.9%)
     47,900    AOL, Inc.*(a)                                                                        909
     17,400    eBay, Inc.*(a)                                                                       642
      3,100    Google, Inc. "A"*(a)                                                               1,988
      6,500    Gree, Inc.                                                                           164
      9,400    IAC/InterActiveCorp.                                                                 461
                                                                                               --------
                                                                                                  4,164
                                                                                               --------
               IT CONSULTING & OTHER SERVICES (1.1%)
      9,500    Amdocs Ltd.*                                                                         300
      2,700    Cognizant Technology Solutions Corp. "A"*(a)                                         208
     16,800    International Business Machines Corp.(a)                                           3,505
        100    ITOCHU Techno - Solutions Corp.                                                        4
      4,900    Nomura Research, Inc.                                                                122
      2,300    Otsuka Corp.                                                                         187
     31,500    SAIC, Inc.                                                                           416
      5,600    Teradata Corp.*                                                                      382
                                                                                               --------
                                                                                                  5,124
                                                                                               --------

================================================================================

                                                  Portfolio of Investments |  12

================================================================================

                                                                                                 MARKET
NUMBER                                                                                            VALUE
OF SHARES      SECURITY                                                                           (000)
-------------------------------------------------------------------------------------------------------
               OFFICE ELECTRONICS (0.1%)
        700    Canon, Inc.(a)                                                                  $     33
     40,100    Xerox Corp.                                                                          324
                                                                                               --------
                                                                                                    357
                                                                                               --------
               SEMICONDUCTOR EQUIPMENT (0.4%)
     68,600    Applied Materials, Inc.(a)                                                           854
      4,105    ASML Holding N.V.                                                                    205
     10,600    KLA-Tencor Corp.                                                                     577
     17,600    Teradyne, Inc.*                                                                      297
                                                                                               --------
                                                                                                  1,933
                                                                                               --------
               SEMICONDUCTORS (0.8%)
     10,700    Broadcom Corp. "A"*(a)                                                               420
      7,518    Infineon Technologies AG                                                              77
     80,500    Intel Corp.(a)                                                                     2,263
     36,700    LSI Corp.*                                                                           319
     70,800    Micron Technology, Inc.*(a)                                                          573
                                                                                               --------
                                                                                                  3,652
                                                                                               --------
               SYSTEMS SOFTWARE (1.2%)
      8,500    BMC Software, Inc.*(a)                                                               341
     15,900    CA, Inc.(a)                                                                          438
     97,800    Microsoft Corp.(a)                                                                 3,154
     41,800    Oracle Corp.(a)                                                                    1,219
                                                                                               --------
                                                                                                  5,152
                                                                                               --------
               TECHNOLOGY DISTRIBUTORS (0.1%)
      5,700    Arrow Electronics, Inc.*                                                             239
      7,200    Avnet, Inc.*(a)                                                                      262
                                                                                               --------
                                                                                                    501
                                                                                               --------
               Total Information Technology                                                      42,728
                                                                                               --------
               MATERIALS (1.9%)
               ----------------
               COMMODITY CHEMICALS (0.0%)
      1,289    Arkema, Inc.                                                                         120
                                                                                               --------
               DIVERSIFIED CHEMICALS (0.2%)
      5,010    BASF SE(a)                                                                           438
      5,300    Eastman Chemical Co.(a)                                                              274
      1,259    Lanxess AG                                                                           104
     31,000    UBE Industries, Ltd.                                                                  84
                                                                                               --------
                                                                                                    900
                                                                                               --------
               DIVERSIFIED METALS & MINING (0.5%)
      1,294    Anglo American Capital plc(a)                                                         48
     10,985    BHP Billiton Ltd.(a)                                                                 394
     10,403    BHP Billiton plc(a)                                                                  318
      8,493    Boliden AB                                                                           133
     17,700    Freeport-McMoRan Copper & Gold, Inc.(a)                                              673
      1,653    Iluka Resources Ltd.                                                                  31
      4,007    Oxiana Ltd.                                                                           41
      2,347    Rio Tinto Ltd.(a)                                                                    159
      6,366    Rio Tinto plc(a)                                                                     351
      7,000    Sumitomo Metal Mining Co. Ltd.                                                        98
      1,017    Vedanta Resources plc(a)                                                              20
      1,190    Xstrata plc                                                                           20
                                                                                               --------
                                                                                                  2,286
                                                                                               --------
               FERTILIZERS & AGRICULTURAL CHEMICALS (0.4%)
      3,300    CF Industries Holdings, Inc.(a)                                                      603
     15,095    Incitec Pivot Ltd.                                                                    49
      6,932    Israel Chemicals Ltd.                                                                 79
      1,372    K&S AG                                                                                72

================================================================================

13  | USAA Global Opportunities Fund

================================================================================

                                                                                                 MARKET
NUMBER                                                                                            VALUE
OF SHARES      SECURITY                                                                           (000)
-------------------------------------------------------------------------------------------------------
      8,300    Monsanto Co.(a)                                                                 $    662
        172    Syngenta AG*                                                                          59
      2,464    Yara International ASA                                                               118
                                                                                               --------
                                                                                                  1,642
                                                                                               --------
               GOLD (0.0%)
        305    Randgold Resources Ltd.                                                               26
                                                                                               --------
               PAPER PACKAGING (0.1%)
      3,032    Amcor Ltd.                                                                            24
     11,400    Packaging Corp. of America                                                           337
                                                                                               --------
                                                                                                    361
                                                                                               --------
               PAPER PRODUCTS (0.4%)
      9,400    Domtar Corp.(a)                                                                      897
     20,500    International Paper Co.(a)                                                           719
                                                                                               --------
                                                                                                  1,616
                                                                                               --------
               SPECIALTY CHEMICALS (0.3%)
      5,700    Cytec Industries, Inc.(a)                                                            346
     17,100    LyondellBasell Industries N.V. "A"(d)                                                746
      4,000    Sherwin-Williams Co.                                                                 435
                                                                                               --------
                                                                                                  1,527
                                                                                               --------
               STEEL (0.0%)
     12,733    Fortescue Metals Group Ltd.                                                           77
      1,189    Voestalpine AG(a)                                                                     40
                                                                                               --------
                                                                                                    117
                                                                                               --------
               Total Materials                                                                    8,595
                                                                                               --------
               TELECOMMUNICATION SERVICES (1.5%)
               ---------------------------------
               INTEGRATED TELECOMMUNICATION SERVICES (1.2%)
     64,700    AT&T, Inc.(a)                                                                      2,020
     71,455    BT Group plc(a)                                                                      259
      6,771    France Telecom S.A.(a)                                                               100
     67,600    Frontier Communications Corp.(a)                                                     282
      5,000    Nippon Telegraph & Telephone Corp.(a)                                                227
     59,318    Telecom Corp. of New Zealand Ltd.                                                    118
     96,472    Telecom Italia S.p.A.*(a)                                                            115
      5,374    Telefonica S.A.                                                                       88
     48,900    Verizon Communications, Inc.(a)                                                    1,869
      6,198    Vivendi S.A.(a)                                                                      114
                                                                                               --------
                                                                                                  5,192
                                                                                               --------
               WIRELESS TELECOMMUNICATION SERVICES (0.3%)
         29    KDDI Corp.                                                                           188
        233    Millicom International Cellular S.A.                                                  26
      7,100    SoftBank Corp.(a)                                                                    210
     29,101    Telephone & Data Systems, Inc.                                                       674
     67,312    Vodafone Group plc(a)                                                                185
                                                                                               --------
                                                                                                  1,283
                                                                                               --------
               Total Telecommunication Services                                                   6,475
                                                                                               --------
               UTILITIES (1.5%)
               ----------------
               ELECTRIC UTILITIES (0.8%)
      5,000    Cheung Kong Infrastructure Holdings Ltd.                                              30
     35,400    Duke Energy Corp.(a)                                                                 744
      9,300    Edison International(a)                                                              395
     20,657    EDP-Energias de Portugal(a)                                                           60
     69,193    Enel S.p.A.(a)                                                                       250
     12,600    Exelon Corp.(a)                                                                      494
      7,700    FirstEnergy Corp.(a)                                                                 351
     13,114    Iberdrola S.A.(a)                                                                     75

================================================================================

                                                  Portfolio of Investments |  14

================================================================================

                                                                                                 MARKET
NUMBER                                                                                            VALUE
OF SHARES      SECURITY                                                                           (000)
-------------------------------------------------------------------------------------------------------
     11,600    Pinnacle West Capital Corp.                                                     $    556
      2,863    Red Electrica de Espana                                                              140
      3,844    Scottish & Southern Energy plc(a)                                                     82
      6,700    Southern Co.                                                                         301
     25,215    Terna-Rete Elettrica Nationale S.p.A.                                                101
                                                                                               --------
                                                                                                  3,579
                                                                                               --------
               GAS UTILITIES (0.1%)
      8,063    Enagas S.A.                                                                          155
      2,863    Gas Natural SDG S.A.                                                                  46
     19,000    Hong Kong and China Gas Co., Ltd.                                                     49
                                                                                               --------
                                                                                                    250
                                                                                               --------
               INDEPENDENT POWER PRODUCERS & ENERGY TRADERS (0.1%)
     20,700    NRG Energy, Inc.*                                                                    324
                                                                                               --------
               MULTI-UTILITIES (0.5%)
     31,400    Ameren Corp.(a)                                                                    1,023
      8,000    Consolidated Edison, Inc.(a)                                                         467
     12,300    DTE Energy Co.(a)                                                                    677
        755    Gaz de France S.A.(a)                                                                 20
      3,238    National Grid plc                                                                     33
      3,777    RWE AG(a)                                                                            180
                                                                                               --------
                                                                                                  2,400
                                                                                               --------
               Total Utilities                                                                    6,553
                                                                                               --------
               Total Common Stocks (cost: $197,122)                                             222,631
                                                                                               --------

-------------------------------------------------------------------------------------------------------

               PREFERRED SECURITIES (0.1%)

               CONSUMER DISCRETIONARY (0.1%)
               -----------------------------
               AUTOMOBILE MANUFACTURERS (0.1%)
      1,006    Volkswagen AG(a)(cost: $80)                                                          177
                                                                                               --------

-------------------------------------------------------------------------------------------------------

               EQUITY EXCHANGE-TRADED FUNDS (41.8%)

               DOMESTIC EXCHANGE-TRADED FUNDS (2.0%)
               -------------------------------------
     82,644    Health Care Select Sector SPDR Fund(a)                                             3,107
     78,851    Vanguard Information Technology ETF(a)                                             5,849
                                                                                               --------
               Total Domestic Exchange-Traded Funds                                               8,956
                                                                                               --------
               FOREIGN EXCHANGE-TRADED FUNDS (39.8%)
               -------------------------------------
  1,098,527    iShares MSCI EAFE Index Fund(a)                                                   60,309
     97,339    iShares MSCI EMU Index Fund(a)                                                     3,071
  1,275,864    iShares MSCI Germany Index Fund(a)                                                29,689
  1,964,353    Vanguard MSCI Emerging Markets ETF(a)                                             85,391
                                                                                               --------
               Total Foreign Exchange-Traded Funds                                              178,460
                                                                                               --------
               Total Equity Exchange-Traded Funds (cost: $184,428)                              187,416
                                                                                               --------
               Total Equity Securities
               (cost: $381,630)                                                                 410,224
                                                                                               --------

================================================================================

15  | USAA Global Opportunities Fund

================================================================================

PRINCIPAL                                                                                           MARKET
AMOUNT                                                         COUPON                                VALUE
(000)        SECURITY                                            RATE            MATURITY            (000)
----------------------------------------------------------------------------------------------------------
             BONDS (5.9%)

             CORPORATE OBLIGATIONS (2.1%)

             FINANCIALS (1.5%)
             -----------------
             LIFE & HEALTH INSURANCE (0.2%)
$     1,000  StanCorp Financial Group, Inc. (a)                 6.90%            6/01/2067      $      925
                                                                                                ----------
             MULTI-LINE INSURANCE (0.6%)
      2,000  Genworth Financial, Inc. (a)                       6.15            11/15/2066           1,360
        500  Glen Meadow (a),(e)                                6.51             2/12/2067             388
      1,000  Nationwide Mutual Insurance Co. (a),(e)            5.81            12/15/2024             917
                                                                                                ----------
                                                                                                     2,665
                                                                                                ----------
             OTHER DIVERSIFIED FINANCIAL SERVICES (0.4%)
      1,000  ILFC E-Capital Trust II (a),(e)                    6.25            12/21/2065             737
      1,000  ING Capital Funding Trust III (a)                  4.07 (f)                 -(g)          865
                                                                                                ----------
                                                                                                     1,602
                                                                                                ----------
             REGIONAL BANKS (0.1%)
        500  Webster Capital Trust IV (a)                       7.65             6/15/2037             496
                                                                                                ----------
             REITs - RETAIL (0.2%)
      1,000  New Plan Excel Realty Trust, Inc. (a)              5.13             9/15/2012           1,003
                                                                                                ----------
             Total Financials                                                                        6,691
                                                                                                ----------
             INDUSTRIALS (0.4%)
             ------------------
             AEROSPACE & DEFENSE (0.2%)
      1,000  Textron Financial Corp. (a),(e)                    6.00             2/15/2067             775
                                                                                                ----------
             AIRLINES (0.2%)
      1,041  US Airways Group, Inc. Pass-Through Trust (INS)    7.08             3/20/2021           1,005
                                                                                                ----------
             Total Industrials                                                                       1,780
                                                                                                ----------
             UTILITIES (0.2%)
             ----------------
             ELECTRIC UTILITIES (0.2%)
      1,906  Texas Competitive Electric Holdings Co., LLC (h)   4.74            10/10/2017           1,063
                                                                                                ----------
             Total Corporate Obligations (cost: $7,866)                                              9,534
                                                                                                ----------
             EURODOLLAR AND YANKEE OBLIGATIONS (0.3%)

             FINANCIALS (0.3%)
             -----------------
             DIVERSIFIED BANKS (0.1%)
      1,000  BayernLB Capital Trust l                           6.20             3/29/2049             390
        200  LBG Capital No.1 plc (a)                           8.00                     -(g)          174
                                                                                                ----------
                                                                                                       564
                                                                                                ----------
             MULTI-LINE INSURANCE (0.2%)
        600  Oil Insurance Ltd. (a),(e)                         3.45 (f)                 -(g)          565
                                                                                                ----------
             Total Financials                                                                        1,129
                                                                                                ----------
             Total Eurodollar and Yankee Obligations (cost: $934)                                    1,129
                                                                                                ----------

================================================================================

                                                  Portfolio of Investments |  16

================================================================================

PRINCIPAL                                                                                           MARKET
AMOUNT                                                         COUPON                                VALUE
(000)        SECURITY                                            RATE            MATURITY            (000)
----------------------------------------------------------------------------------------------------------
             COMMERCIAL MORTGAGE SECURITIES (2.2%)

             FINANCIALS (2.2%)
             -----------------
             COMMERCIAL MORTGAGE-BACKED SECURITIES (2.2%)
$     1,000  Banc of America Commercial Mortgage, Inc.          5.77%            5/10/2045      $      887
      1,000  Bear Stearns Commercial Mortgage Securities, Inc.  4.99             9/11/2042             970
      1,000  Citigroup Commercial Mortgage Trust                5.73             3/15/2049             832
      1,000  Commercial Mortgage Pass-Through Certificates      5.21             6/10/2044           1,004
      1,000  GE Capital Commercial Mortgage Corp.               5.33             3/10/2044             888
      1,000  J.P. Morgan Chase Commercial Mortgage
                Securities Corp.                                5.04            10/15/2042             913
      1,000  J.P. Morgan Chase Commercial Mortgage
                Securities Corp.                                5.48             5/15/2045             850
      1,000  Merrill Lynch Mortgage Trust                       5.14             7/12/2038             932
      1,000  Merrill Lynch Mortgage Trust                       5.67             5/12/2039             870
      1,000  Wachovia Bank Commercial Mortgage Trust (e)        4.94            11/15/2034             996
      1,000  Wachovia Bank Commercial Mortgage Trust            5.36            12/15/2044             807
                                                                                                ----------
                                                                                                     9,949
                                                                                                ----------
             Total Financials                                                                        9,949
                                                                                                ----------
             Total Commercial Mortgage Securities (cost: $9,798)                                     9,949
                                                                                                ----------
             EXCHANGE-TRADED FUNDS (1.3%)

NUMBER
OF SHARES
----------------------------------------------------------------------------------------------------------
             DOMESTIC EXCHANGE-TRADED FUNDS (1.3%)
             -------------------------------------
     50,499  iShares Barclays 20 Year Treasury Bond Fund
             (cost: $5,919)                                                                          5,666
                                                                                                ----------
             Total Bonds (cost: $24,517)                                                            26,278
                                                                                                ----------
             MONEY MARKET INSTRUMENTS (3.1%)

             MONEY MARKET FUNDS (3.1%)
 14,042,253  State Street Institutional Liquid Reserve Fund, 0.23% (d),(i) (cost: $14,042)          14,042
                                                                                                ----------

             TOTAL INVESTMENTS (COST: $420,189)                                                 $  450,544
                                                                                                ==========

NUMBER OF
CONTRACTS
----------------------------------------------------------------------------------------------------------
             PURCHASED OPTIONS (0.6%)
      8,600  Put - iShares MSCI EAFE Index expiring April 21, 2012 at 51                               151
      3,000  Put - iShares MSCI EAFE Index expiring April 21, 2012 at 52                                84
     10,190  Put - iShares MSCI EAFE Index expiring April 21, 2012 at 54                               683
     10,300  Put - iShares MSCI Emerging Markets Index expiring April 21, 2012 at 41                   366

================================================================================

17  | USAA Global Opportunities Fund

================================================================================

NUMBER                                                                                              MARKET
OF                                                                                                   VALUE
CONTRACTS     SECURITY                                                                               (000)
----------------------------------------------------------------------------------------------------------
      5,000   Put - iShares MSCI Emerging Markets Index expiring April 21, 2012 at 42           $      292
      4,000   Put - iShares MSCI Emerging Markets Index expiring May 19, 2012 at 42                    458
        220   Put - S&P 500 Index expiring April 21, 2012 at 1300                                       36
        680   Put - S&P 500 Index expiring April 21, 2012 at 1310                                      131
        500   Put - S&P 500 Index expiring May 19, 2012 at 1350                                        667
                                                                                                ----------
              TOTAL PURCHASED OPTIONS
              (COST: $5,978)                                                                    $    2,868
                                                                                                ==========
              WRITTEN OPTIONS (1.3%)
    (20,000)  Call - iShares MSCI EAFE Index expiring April 21, 2012 at 55                          (1,850)
     (2,000)  Call - iShares MSCI Emerging Markets Index expiring April 21, 2012 at 44                 (98)
     (2,000)  Call - iShares MSCI Emerging Markets Index expiring May 19, 2012 at 44                  (205)
        (50)  Call - S&P 500 Index expiring April 21, 2012 at 1370                                    (220)
       (630)  Call - S&P 500 Index expiring April 21, 2012 at 1380                                  (2,262)
       (500)  Call - S&P 500 Index expiring May 19, 2012 at 1420                                    (1,035)
                                                                                                ----------
              TOTAL WRITTEN OPTIONS
              (PREMIUMS RECEIVED: $6,227)                                                       $   (5,670)
                                                                                                ==========

                                                                                              UNREALIZED
 NUMBER OF                                                                                   APPRECIATION/
 CONTRACTS                                                  EXPIRATION       CONTRACT       (DEPRECIATION)
LONG/(SHORT)  SECURITY                                         DATE         VALUE (000)          (000)
----------------------------------------------------------------------------------------------------------
              FUTURES (.6%)
         38   S&P 500 E-Mini Index Futures (j)               6/15/2012           2,666                  69
                                                                                ------          ----------
              TOTAL FUTURES                                                     $2,066          $       69
                                                                                ======          ==========

($ IN 000s)                                                 VALUATION HIERARCHY
                                                            -------------------

                                                (LEVEL 1)        (LEVEL 2)        (LEVEL 3)
                                              QUOTED PRICES        OTHER         SIGNIFICANT
                                                IN ACTIVE       SIGNIFICANT     UNOBSERVABLE
                                                 MARKETS        OBSERVABLE         INPUTS
                                              FOR IDENTICAL       INPUTS
ASSETS                                            ASSETS                                             TOTAL
----------------------------------------------------------------------------------------------------------
Equity Securities:
  Common Stocks                               $     220,818     $     1,813     $         --    $  222,631
  Preferred Securities                                  177              --               --           177
  Equity Exchange-Traded Funds                      187,416              --               --       187,416
Bonds:
  Corporate Obligations                                  --           9,534               --         9,534
  Eurodollar And Yankee Obligations                      --           1,129               --         1,129
  Commercial Mortgage Securities                         --           9,949               --         9,949
  Exchange-Traded Funds                               5,666              --               --         5,666
Money Market Instruments:
  Money Market Funds                                 14,042              --               --        14,042
Purchased Options                                     2,868              --               --         2,868
Futures:
  Futures                                                69              --               --            69
----------------------------------------------------------------------------------------------------------
Total                                         $     431,056     $    22,425     $         --    $  453,481
----------------------------------------------------------------------------------------------------------

================================================================================

                                                  Portfolio of Investments |  18

================================================================================

*Futures are valued at the unrealized appreciation/depreciation on the investment.

                                                (LEVEL 1)        (LEVEL 2)        (LEVEL 3)
                                              QUOTED PRICES        OTHER         SIGNIFICANT
                                                IN ACTIVE       SIGNIFICANT     UNOBSERVABLE
                                                 MARKETS        OBSERVABLE         INPUTS
                                              FOR IDENTICAL       INPUTS
LIABILITIES                                    LIABILITIES                                           TOTAL
----------------------------------------------------------------------------------------------------------
Written Options                               $      (5,670)    $        --     $         --    $   (5,670)
----------------------------------------------------------------------------------------------------------
TOTAL                                         $      (5,670)    $        --     $         --    $   (5,670)
----------------------------------------------------------------------------------------------------------

Reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

                                                                             PREFERRED
                                                         COMMON STOCK       SECURITIES
---------------------------------------------------------------------------------------
 Balance as of December 31, 2011                                   $1               $1
 Purchases                                                          7                -
 Sales                                                             (2)              (1)
 Transfers into Level 3                                             -                -
 Transfers out of Level 3                                           -                -
 Net realized gain (loss)                                          (5)               -
 Change in net unrealized appreciation/depreciation                (1)               -
---------------------------------------------------------------------------------------
 BALANCE AS OF MARCH 31, 2012                                      $-               $-
---------------------------------------------------------------------------------------

For the period of January 1, 2012, through March 31, 2012, common stock and a preferred security with a fair value of $1,000 were transferred from Level 3 to Level 1 as trading resumed after a division spin-off was completed. A common stock with a fair value of $564,000 was transferred from Level 1 to Level 2 as a result of the security being temporarily suspended from trading. Common stocks with a fair value of $166,000 were transferred from Level 2 to Level 1. Due to an assessment of events at the end of the prior reporting period, these securities had adjustments to their foreign market closing prices to reflect changes in value that occurred after the close of foreign markets and prior to the close of the U.S. securities markets. At March 31, 2012, it was not necessary to adjust the closing prices for these securities. The Fund's policy is to recognize transfers into and out of the levels as of the beginning of the period in which the event or circumstance that caused the transfer occurred.

================================================================================

19  | USAA Global Opportunities Fund

================================================================================

NOTES TO PORTFOLIO OF INVESTMENTS

March 31, 2012 (unaudited)

GENERAL NOTES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940 (the 1940 Act), as amended, is an open-end management investment company organized as a Delaware statutory trust consisting of 46 separate funds. The information presented in this quarterly report pertains only to the USAA Global Opportunities Fund (the Fund), which is classified as nondiversified under the 1940 Act.

The Fund is not offered for sale directly to the general public and is available currently for investment through a USAA managed account program or other persons or legal entities that the Fund may approve from time to time.

A. SECURITY VALUATION -- The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

1. Equity securities, including exchange-traded funds (ETFs), except as otherwise noted, traded primarily on a domestic securities exchange or the Nasdaq over-the-counter markets, are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Equity securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sales price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and asked prices generally is used.

2. Equity securities trading in various foreign markets may take place on days when the NYSE is closed. Further, when the NYSE is open, the foreign markets may be closed. Therefore, the calculation of the Fund's net asset value (NAV) may not take place at the same time the prices of certain foreign securities held by the Fund are determined. In most cases, events affecting the values of foreign securities that occur between the time of their last quoted sales or official closing prices and the close of normal trading on the NYSE on a day the Fund's NAV is calculated will not be reflected in the value of the Fund's foreign securities. However, USAA Asset Management Company (the Manager), an affiliate of the Fund, and the Fund's subadvisers, if applicable, will monitor for events that would materially affect the value of the Fund's foreign securities. The Fund's subadvisers have agreed to notify the Manager of significant events they identify that would materially affect the value of the Fund's foreign securities. If the Manager determines that a particular event would materially affect the value of the Fund's foreign securities, then the Manager, under valuation procedures approved by the Trust's Board of Trustees, will consider such available information that it deems relevant to determine a fair value for the affected foreign securities. In addition, the Fund may use information from an external vendor or other sources to adjust the foreign market closing prices of foreign equity securities to reflect what the Fund believes to be the fair value of the securities as of the close of the NYSE. Fair valuation of affected foreign equity

================================================================================

20  | USAA Global Opportunities Fund

================================================================================

securities may occur frequently based on an assessment that events that occur on a fairly regular basis (such as U.S. market movements) are significant.

3. Investments in open-end investment companies, hedge, or other funds, other than ETFs, are valued at their NAV at the end of each business day.

4. Debt securities purchased with original or remaining maturities of 60 days or less may be valued at amortized cost, which approximates market value.

5. Debt securities with maturities greater than 60 days are valued each business day by a pricing service (the Service) approved by the Trust's Board of Trustees. The Service uses an evaluated mean between quoted bid and asked prices or the last sales price to price securities when, in the Service's judgment, these prices are readily available and are representative of the securities' market values. For many securities, such prices are not readily available. The Service generally prices these securities based on methods that include consideration of yields or prices of securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions.

6. Repurchase agreements are valued at cost, which approximates market value.

7. Futures are valued based upon the last sale price at the close of market on the principal exchange on which they are traded.

8. Options are valued by a pricing service at the National Best Bid/Offer (NBBO) composite price, which is derived from the best available bid and ask prices in all participating options exchanges determined to most closely reflect market value of the options at the time of computation of the Fund's NAV.

9. Securities for which market quotations are not readily available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by the Manager in consultation with the Fund's subadvisers, if applicable, under valuation procedures approved by the Trust's Board of Trustees. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B. FAIR VALUE MEASUREMENTS -- Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the

================================================================================

21  | USAA Global Opportunities Fund

================================================================================

measurement date. The three-level valuation hierarchy disclosed in the portfolio of investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

Level 1 -- inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

Level 2 -- inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indices. Level 2 securities include certain common stocks equity securities and all bonds, except Exchange-Traded Funds, which are valued based on methods discussed in Note A5.

Level 3 -- inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

C. FUTURES CONTRACTS -- The Fund is subject to equity price risk, interest rate risk, and foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The Fund may use futures contracts to gain exposure to, or hedge against, changes in the value of equities, interest rates, or foreign currencies. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date. Upon entering into such contracts, the Fund is required to deposit with the broker in either cash or securities an initial margin in an amount equal to a certain percentage of the contract amount. Subsequent payments (variation margin) are made or received by the Fund each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Upon entering into such contracts, the Fund bears the risk of interest or exchange rates or securities prices moving unexpectedly in an unfavorable direction, in which case, the Fund may not achieve the anticipated benefits of the futures contracts.

D. OPTIONS TRANSACTIONS -- The Fund is subject to equity price risk in the normal course of pursuing its investment objectives. The Fund may use options on underlying instruments, namely, equity securities, ETFs, and equity indexes, to gain exposure to, or hedge against, changes in the value of equity securities, ETFs, or equity indexes. A call option gives the purchaser the right to buy, and the writer the obligation to sell, the underlying instrument at a specified price during a specified period. Conversely, a put option gives the purchaser the right to sell, and the writer the obligation to buy, the underlying instrument at a specified price during a specified period. The purchaser of the option pays a premium to the writer of the option.

Premiums paid for purchased options are recorded as an investment. If a purchased option expires unexercised, the premium paid is recognized as a realized loss. If a purchased call option on a security is exercised, the cost of the security acquired includes the exercise price and the premium

================================================================================

                                         Notes to Portfolio of Investments |  22

================================================================================

paid. If a purchased put option on a security is exercised, the realized gain or loss on the security sold is determined from the exercise price, the original cost of the security, and the premium paid. The risk associated with purchasing a call or put option is limited to the premium paid.

Premiums received from writing options are recorded as a liability. If a written option expires unexercised, the premium received is recognized as a realized gain. If a written call option on a security is exercised, the realized gain or loss on the security sold is determined from the exercise price, the original cost of the security, and the premium received. If a written put option on a security is exercised, the cost of the security acquired is the exercise price paid less the premium received. The Fund, as a writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option.

In an attempt to reduce the Fund's volatility over time, the Fund may implement a strategy that involves purchasing and selling options on indexes or ETFs that represent the fund's exposure against a highly correlated stock portfolio. The combination of the diversified stock portfolio with index or ETF options is designed to provide the Fund with consistent returns over a wide range of equity market environments. This strategy may not fully protect the Fund against declines in the portfolio's value, and the Fund could experience a loss. Options on ETFs are similar to options on individual securities in that the holder of the ETF call (or put) has the right to receive (or sell) shares of the underlying ETF at the strike price on or before exercise date. Options on securities indexes are different from options on individual securities in that the holder of the index option has the right to receive an amount of cash equal to the difference between the exercise price and the settlement value of the underlying index as defined by the exchange. If an index option is exercised, the realized gain or loss is determined by the exercise price, the settlement value, and the premium amount paid or received.

E. REPURCHASE AGREEMENTS -- The Fund may enter into repurchase agreements with commercial banks or recognized security dealers. These agreements are collateralized by underlying securities. The collateral obligations are marked-to-market daily to ensure their value is equal to or in excess of the repurchase agreement price plus accrued interest and are held by the Fund, either through its regular custodian or through a special "tri-party" custodian that maintains separate accounts for both the Fund and its counterparty, until maturity of the repurchase agreement. Repurchase agreements are subject to credit risk, and the Fund's Manager monitors the creditworthiness of sellers with which the Fund may enter into repurchase agreements.

F. SECURITIES PURCHASED ON A DELAYED-DELIVERY OR WHEN-ISSUED BASIS -- Delivery and payment for securities that have been purchased by the Fund on a delayed-delivery or when-issued basis can take place a month or more after the trade date. During the period prior to settlement, these securities do not earn interest, are subject to market fluctuation, and may increase or decrease in value prior to their delivery. The Fund maintains segregated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a delayed-delivery or when-issued basis may increase the volatility of the Fund's NAV to the extent that the Fund makes such purchases while remaining substantially fully invested.

G. As of March 31, 2012, the cost of securities, for federal income tax purposes, was approximately the same as that reported in the portfolio of investments. Gross unrealized appreciation and

================================================================================

23  | USAA Global Opportunities Fund

================================================================================

depreciation of investments as of March 31, 2012, were $38,265,000 and $11,020,000, respectively, resulting in net unrealized appreciation of $27,245,000.

H. The portfolio of investments category percentages shown represent the percentages of the investments to net assets, which were $448,013,000 at March 31, 2012, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets. Investments in foreign securities were 46.1% of net assets at March 31, 2012.

I. The Fund may rely on certain Securities and Exchange Commission (SEC) exemptive orders or rules that permit funds meeting various conditions to invest in an exchange-traded fund (ETF) in amounts exceeding limits set forth in the Investment Company Act of 1940 that would otherwise be applicable.

CATEGORIES AND DEFINITIONS

ASSET-BACKED AND COMMERCIAL MORTGAGE-BACKED SECURITIES - Asset-backed securities represent a participation in, or are secured by and payable from, a stream of payments generated by particular assets. Commercial mortgage-backed securities reflect an interest in, and are secured by, mortgage loans on commercial real property. These securities represent ownership in a pool of loans and are divided into pieces (tranches) with varying maturities. The stated final maturity of such securities represents when the final principal payment will be made for all underlying loans. The weighted average life is the average time for principal to be repaid, which is calculated by assuming prepayment rates of the underlying loans. The weighted average life is likely to be substantially shorter than the stated final maturity as a result of scheduled principal payments and unscheduled principal prepayments. Stated interest rates on commercial mortgage-backed securities may change slightly over time as underlying mortgages pay down.

EURODOLLAR AND YANKEE OBLIGATIONS - Eurodollar obligations are dollar-denominated instruments that are issued outside the U.S. capital markets by foreign corporations and financial institutions and by foreign branches of U.S. corporations and financial institutions. Yankee obligations are dollar-denominated instruments that are issued by foreign issuers in the U.S. capital markets.

PORTFOLIO ABBREVIATIONS AND DESCRIPTIONS

ADR         American depositary receipts are receipts issued by a U.S. bank evidencing ownership of foreign shares. Dividends are paid in
            U.S. dollars.
REIT        Real estate investment trust

CREDIT ENHANCEMENTS - add the financial strength of the provider of the enhancement to support the issuer's ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust. The enhancements do not guarantee the market values of the securities.

================================================================================

                                         Notes to Portfolio of Investments |  24

================================================================================

(INS) Principal and interest payments are insured by MBIA Insurance Corp. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons, and there is no assurance that the insurance company will meet its obligations.

SPECIFIC NOTES

(a) The security, or a portion thereof, is segregated to cover the notional value of outstanding written call options at March 31, 2012.
(b) Security deemed illiquid by the Manager, under liquidity guidelines approved by the Trust's Board of Trustees. The aggregate market value of these securities at March 31, 2012, was zero.
(c) Security was fair valued at March 31, 2012, by the Manager in accordance with valuation procedures approved by the Trust's Board of Trustees.
(d) The security, or a portion thereof, is segregated to cover the value of open futures contracts at March 31, 2012.
(e) Restricted security that is not registered under the Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such has been deemed liquid by the Manager under liquidity guidelines approved by the Trust's Board of Trustees, unless otherwise noted as illiquid.
(f) Variable-rate or floating-rate security - interest rate is adjusted periodically. The interest rate disclosed represents the current rate at March 31, 2012.
(g) Security is perpetual and has no final maturity date but may be subject to calls at various dates in the future.
(h) Senior loan (loan) - is not registered under the Securities Act of 1933. The loan contains certain restrictions on resale and cannot be sold publicly. The interest rate is adjusted periodically, and the rate disclosed represents the current rate at March 31, 2012. The weighted average life of the loan is likely to be shorter than the stated final maturity date due to mandatory or optional prepayments. The loan is deemed liquid by the Manager, under liquidity guidelines approved by the Trust's Board of Trustees, unless otherwise noted as illiquid.
(i) Rate represents the money market fund annualized seven-day yield at March 31, 2012.
(j) Cash with a value of $124,000 is segregated as collateral for initial margin requirements on open futures contracts.
*    Non-income-producing security.

================================================================================

25  | USAA Global Opportunities Fund



ITEM 2.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Funds Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation.



ITEM 3.  EXHIBITS.

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
















SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUNDS TRUST - Period Ended March 31, 2012

By:*     /S/ ADYM W. RYGMYR
         --------------------------------------------------------------
         Signature and Title:  Adym W. Rygmyr, Secretary

Date:     05/29/2012
         -------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*     /S/ DANIEL S. MCNAMARA
         -----------------------------------------------------
         Signature and Title:  Daniel S. McNamara, President

Date:     05/29/2012
         ------------------------------


By:*     /S/ ROBERTO GALINDO, JR.
         -----------------------------------------------------
         Signature and Title:  Roberto Galindo, Jr., Treasurer

Date:     05/25/2012
         ------------------------------


*PRINT THE NAME AND TITLE OF EACH SIGNING OFFICER UNDER HIS OR HER SIGNATURE.